Condensed Consolidated Statements of Operations $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($) $ / shares shares
Condensed Consolidated Statements of Operations
Revenue	$ 26,742
Operating expenses:
Cost of revenue	5,930
Selling and marketing	14,638
Product and technology	11,789
General and administrative	24,016
Total operating expenses	56,373
Operating loss	(29,631)
Other income (expense):
Interest expense	(1,223)
Change in fair value of earnout liability	(18,770)
Change in fair value of private warrant liability	(15,910)
Other income (expense), net	83
Total other income (expense)	(35,820)
Loss before income taxes	(65,451)
Income tax (benefit) expense	(350)
Net loss	$ (65,101)
Net loss attributable per share to common stockholders:
Basic (in dollars per share) | $ / shares	$ (0.76)
Diluted (in dollars per share) | $ / shares	$ (0.76)
Weighted-average shares used in computing net loss attributable per share to common stockholders:
Basic (in shares) | shares	85,331,575
Diluted (in shares) | shares	85,331,575